Employee Benefits	12 Months Ended
Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Employee Benefits
25.	Employee Benefits

Pension

Defined Benefit Pension Plans

PLDT has defined benefit pension plans, operating under the legal name “The Board of Trustees for the account of the Beneficial Trust Fund created pursuant to the Benefit Plan of PLDT Co.” and covering all of our permanent and regular employees.  Certain subsidiaries of PLDT have not yet drawn up a specific retirement plan for its permanent or regular employees.   For the purpose of complying with Revised IAS 19, pension benefit expense has been actuarially computed based on defined benefit plan.

PLDT’s actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	21,503	23,142	21,602
Interest costs on benefit obligation	1,227	1,180	1,071
Service costs	1,063	1,158	1,066
Actual benefits paid/settlements	(887)	(2,723)	(241)
Actuarial losses – experience	419	423	369
Actuarial gains – economic assumptions	(2,611)	(1,277)	(694)
Curtailments and others (Note 5)	(31)	(400)	(31)
Present value of defined benefit obligations at end of the year	20,683	21,503	23,142
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	12,534	11,960	11,439
Actual contributions	5,110	5,122	5,708
Interest income on plan assets	770	641	600
Actual benefits paid/settlements	(887)	(2,723)	(241)
Return on plan assets (excluding amount included in net interest)	(3,988)	(2,466)	(5,546)
Fair value of plan assets at end of the year	13,539	12,534	11,960
Unfunded status – net	(7,144)	(8,969)	(11,182)
Accrued benefit costs	7,159	8,984	11,197
Prepaid benefit costs (Note 18)	15	15	15

Components of net periodic benefit costs:
Service costs	1,063	1,158	1,066
Interest costs – net	457	539	471
Curtailment/settlement losses and other adjustments	21	(341)	—
	1,541	1,356	1,537

Actual net losses on plan assets amounted to Php3,218 million, Php1,825 million and Php4,946 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Based on the latest actuarial valuation, our expected contribution to the defined benefit plan in 2019 will amount to Php1,217 million.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2018:

(in million pesos)
2019	368
2020	396
2021	566
2022	768
2023	1,102
2024 to 2064	105,007

The average duration of the defined benefit obligation at the end of the reporting period is 6 to 19 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
Rate of increase in compensation	6.0%	6.0%	6.0%
Discount rate	7.3%	5.8%	5.3%

We have adopted mortality rates in accordance with the 1994 Group Annuity Mortality Table developed by the U.S. Society of Actuaries, which provides separate rates for males and females.

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2018 and 2017, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	1%	(664)
	(1%)	1,011

Future salary increases	1%	1,015
	(1%)	(679)

PLDT’s Retirement Plan

The Board of Trustees, which manages the beneficial trust fund, is composed of: (i) a member of the Board of Directors of PLDT, who is not a beneficiary of the Plan; (ii) a member of the Board of Directors or a senior officer of PLDT, who is a beneficiary of the Plan; (iii) a senior member of the executive staff of PLDT; and (iv) two persons who are not executives nor employees of PLDT.

Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement; (ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or (v) involuntary separation from service.  For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service.  For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%.  In case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan.

The Board of Trustees of the beneficial trust fund uses an investment approach with the objective of maximizing the long-term expected return of plan assets.

The majority of the Plan’s investment portfolio consists of listed and unlisted equity securities while the remaining portion consists of passive investments like temporary cash investments and fixed income investments.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement.  To effectively manage liquidity risk, the Board of Trustees invests at least the equivalent amount of actuarially computed expected compulsory retirement benefit payments for the period to liquid/semi-liquid assets such as treasury notes, treasury bills, savings and time deposits with commercial banks.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE.  In order to effectively manage price risk, the Board of Trustees continuously assesses these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2018 and 2017:

	2018	2017
		(in million pesos)
Noncurrent Financial Assets
Investments in:
Unlisted equity investments	10,707	9,372
Shares of stock	2,066	2,510
Corporate bonds	133	111
Government securities	31	22
Mutual funds	4	30
Investment properties	—	4
Total noncurrent financial assets	12,941	12,049
Current Financial Assets
Cash and cash equivalents	499	396
Receivables	8	4
Total current financial assets	507	400
Total PLDT’s Plan Assets	13,448	12,449
Subsidiaries Plan Assets	91	85
Total Plan Assets of Defined Benefit Pension Plans	13,539	12,534

Investment in shares of stocks is valued using the latest bid price at the reporting date.  Investments in corporate bonds, mutual funds and government securities are valued using the market values at reporting date.  Investment properties are valued using the latest available appraised values.

Unlisted Equity Investments

As at December 31, 2018 and 2017, this account consists of:

	2018	2017	2018	2017
	% of Ownership		(in million pesos)
MediaQuest	100%	100%	10,022	8,696
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100%	100%	474	435
BTFHI	100%	100%	211	201
Superior Multi Parañaque Homes, Inc., or SMPHI	100%	100%	—	39
Bancholders, Inc., or Bancholders	100%	100%	—	1
			10,707	9,372

Investments in MediaQuest

MediaQuest was registered with the Philippine SEC on June 29, 1999 primarily to purchase, subscribe for or otherwise acquire and own, hold, use, manage, sell, assign, transfer, mortgage, pledge, exchange, or otherwise dispose of real and personal property or every kind and description, and to pay thereof in whole or in part, in cash or by exchanging, stocks, bonds and other evidences of indebtedness or securities of this any other corporation.  Its investments include common shares of stocks of various communication, broadcasting and media entities.

Investments in MediaQuest are carried at fair value.  The VIU calculations were derived from cash flow projections over a period of three to five years based on the 2019 financial budgets approved by the MediaQuest’s Board of Directors and calculated terminal value.

On May 8, 2012, the Board of Trustees of the PLDT Beneficial Trust Fund approved the issuance by MediaQuest of PDRs amounting to Php6 billion.  The underlying shares of these PDRs are the shares of stocks of Cignal TV held by MediaQuest through Satventures (Cignal TV PDRs).  On the same date, MediaQuest Board of Directors approved the investment in Cignal TV PDRs by ePLDT, which gave ePLDT a 40% economic interest in Cignal TV.  In June 2012, MediaQuest received a deposit for future PDRs subscription of Php4 billion from ePLDT.  Additional deposits of Php1 billion each were received on July 6, 2012 and August 9, 2012.

On January 25, 2013, the Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php3.6 billion.  The underlying shares of these additional PDRs are the shares of Satventures held by MediaQuest (Satventures PDRs), the holder of which will have a 40% economic interest in Satventures.  Satventures is a wholly-owned subsidiary of MediaQuest and the investment vehicle for Cignal TV.  From March to August 2013, MediaQuest received from ePLDT an amount aggregating to Php3.6 billion representing deposits for future PDRs subscription.  The Satventures PDRs and Cignal TV PDRs were subsequently issued on September 27, 2013, providing ePLDT an effective 64% economic interest in Cignal TV.

Also, on January 25, 2013, the Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php1.95 billion.  The underlying shares of these additional PDRs are the shares of stocks of Hastings held by MediaQuest (Hastings PDRs).  Hastings is a wholly-owned subsidiary of MediaQuest, which holds all the print-related investments of MediaQuest, including equity interests in the three leading newspapers: The Philippine Star, Philippine Daily Inquirer, and Business World.  From June 2013 to October 2013, MediaQuest received from ePLDT an amount aggregating to Php1.95 billion representing deposits for future PDRs subscription.

On February 19, 2014, ePLDT’s Board of Directors approved an additional Php500 million investment in Hastings PDRs.  On March 11, 2014, MediaQuest received from ePLDT an amount aggregating to Php300 million representing deposits for future PDRs subscription.  As at December 31, 2014, total deposit for PDRs subscription amounted to Php2,250 million.

On May 21, 2015, ePLDT’s Board of Directors approved an additional Php800 million investment in Hastings PDRs and settlement of the Php200 million balance of the Php500 million Hastings PDR investment in 2014.  Subsequently, on May 30, 2015, the Board of Trustees of the PLDT Beneficial Trust Fund and the Board of Directors of MediaQuest approved the issuance of Php3,250 million Hastings PDRs.  This provided ePLDT with 70% economic interest in Hastings.  See Note 10 – Investments in Associates and Joint Ventures – Investment in MediaQuest PDRs.

In 2016 and 2017, the Board of Trustees of the PLDT Beneficial Trust Fund approved additional investment in MediaQuest amounting to Php5,500 million and Php2,500 million, respectively, to fund MediaQuest’s investment requirements.  The full amount was fully drawn by MediaQuest during 2016 and 2017.

In 2018, the Board of Trustees of the PLDT Beneficial Trust Fund approved the additional investment in MediaQuest amounting to Php2,700 million to fund MediaQuest’s investment requirements.  The full amount was fully drawn by MediaQuest during 2018.  Loss on changes in fair value of the investments for the years ended December 31, 2018 and 2017 amounting to Php3,038 million and Php2,071 million, respectively, are recognized in the statements of changes in net assets available for plan benefits under “Net fair value gain (loss) on investments.”

Other key assumptions used in the cash flow projections include revenue growth rate, direct costs and capital expenditures.  The pre-tax discount rates applied to cash flow projections range from 11.23% to 13.10%.  Cash flows beyond the five-year period are determined using 0% to 5.8% growth rates.

Investment in TMBLA

TMBLA was incorporated for the primary purpose of accumulating the savings of its stockholders and lending funds to them for housing programs.  The beneficial trust fund has a direct subscription in shares of stocks of TMBLA in the amount of Php112 million.  The related unpaid subscription of Php32 million is included in unlisted equity investments.  The cumulative change in the fair market values of this investment amounted to Php394 million and Php355 million as at December 31, 2018 and 2017, respectively.

Investment in BTFHI

BTFHI was incorporated for the primary purpose of acquiring voting preferred shares in PLDT and while the owner, holder of possessor thereof, to exercise all the rights, powers, and privileges of ownership or any other interest therein.

On October 26, 2012, BTFHI subscribed to a total of 150 million shares of Voting Preferred Stock of PLDT at a subscription price of Php1.00 per share for a total subscription price of Php150 million.  Total cash dividend income amounted to Php10 million for each of the years ended December 31, 2018 and 2017.  Dividend receivables amounted to Php2 million each as at December 31, 2018 and 2017.

Investment in SMPHI

SMPHI was incorporated primarily to engage in the real estate business.  As at December 31, 2017, its assets consist mainly of investment in land.  SMPHI received short-term, non-interest-bearing advances from the beneficial trust fund mainly to finance expenses to maintain its investment property.  On May 25, 2018, the shares of stocks of SMPHI was sold to a third party for Php142 million.

Investment in Bancholders

Bancholders was incorporated primarily to purchase, own, invest in or acquire shares of stock, bonds, bills, warrants and other negotiable instruments, securities or evidences of indebtedness of any other corporation and to own, hold and dispose the same, without engaging in the business of or acting as an investment company or as securities broker or dealer.  The cumulative change in the fair market value of this investment amounted to losses of Php93 million as at December 31, 2017.  On April 21, 2017, the Board of Directors of Bancholders approved the amendment of its Articles of Incorporation, shortening its corporate term, to end on June 30, 2018.  This amendment was subsequently approved by the Philippine SEC on July 11, 2017.  As at December 31, 2018, the investment account has been closed to receivables pending the completion of Bancholders’s liquidation procedure.

Shares of Stocks

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
		(in million pesos)
Common shares
PSE	1,185	1,555
PLDT	30	39
Others	491	556
Preferred shares	360	360
	2,066	2,510

Dividends earned on PLDT common shares amounted to Php2 million, Php2 million and Php3 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Preferred shares represent 300 million unlisted preferred shares of PLDT at Php10 par value, net of subscription payable of Php2,640 million as at December 31, 2018 and 2017, respectively.  These shares, which bear dividend of 13.5% per annum based on the paid-up subscription price, are cumulative, non-convertible and redeemable at par value at the option of PLDT.  Dividends earned on this investment amounted to Php49 million for each of the years ended December 31, 2018, 2017 and 2016.

Corporate Bonds

Investment in corporate bonds includes various long-term peso and dollar denominated bonds with maturities ranging from August 2019 to June 2027 and fixed interest rates from 4.13% to 7.06% per annum.  Total investment in corporate bonds amounted to Php133 million and Php111 million as at December 31, 2018 and 2017, respectively.

Government Securities

Investment in government securities includes Fixed Rate Treasury Notes bearing interest rate of 5.88% per annum and zero rated US Treasury Bills.  These securities are fully guaranteed by the governments of the Republic of the Philippines and United States of America.  Total investment in government securities amounted to Php31 million and Php22 million as at December 31, 2018 and 2017, respectively.

Mutual Funds

Investment in mutual funds includes a local equity funds, which aims to out-perform benchmarks in various indices as part of its investment strategy.  Total investment in mutual funds amounted to Php4 million and Php30 million as at December 31, 2018 and 2017, respectively.

Investment Properties

Investment properties include one condominium unit (a bare 58 square meter unit) located in Ayala-FGU Building along Alabang-Zapote Road in Muntinlupa City.  Total fair value of investment properties amounted to Php4 million as at December 31, 2017.  The unit was disposed of this year by fund manager, BPI, as part of its discretionary investment authority.

The asset allocation of the Plan is set and reviewed from time to time by the Plan Trustees taking into account the membership profile, the liquidity requirements of the Plan and risk appetite of the Plan sponsor.  This considers the expected benefit cash flows to be matched with asset durations.

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2018 and 2017 are as follows:

	2018	2017
Investments in listed and unlisted equity securities	95%	95%
Temporary cash investments	4%	3%
Debt and fixed income securities	1%	1%
Mutual funds	—	1%
	100%	100%

Defined Contribution Plans

Smart’s and certain of its subsidiaries’ contributions to the plan are made based on the employees’ years of tenure and range from 5% to 10% of the employee’s monthly salary.  Additionally, an employee has an option to make a personal contribution to the fund, at an amount not exceeding 10% of his monthly salary.  The employer then provides an additional contribution to the fund ranging from 10% to 50% of the employee’s contribution based on the employee’s years of tenure.  Although the plan has a defined contribution format, Smart and certain of its subsidiaries regularly monitor compliance with R.A. 7641.  As at December 31, 2018 and 2017, Smart and certain of its subsidiaries were in compliance with the requirements of R.A. 7641.

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	2,490	2,177	2,116
Service costs	314	269	284
Interest costs on benefit obligation	—	113	94
Actuarial losses – economic assumptions	—	29	1
Actuarial gains – experience	—	(6)	(77)
Actual benefits paid/settlements	—	(92)	(226)
Curtailment and others	—	—	(15)
Present value of defined benefit obligations at end of the year	2,804	2,490	2,177
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	2,862	2,414	2,388
Actual contributions	297	335	201
Interest income on plan assets	—	131	125
Return on plan assets (excluding amount included in net interest)	—	74	(74)
Actual benefits paid/settlements	—	(92)	(226)
Fair value of plan assets at end of the year	3,159	2,862	2,414
Funded status – net	355	372	237
Accrued benefit costs	23	13	9
Prepaid benefit costs (Note 18)	378	385	246

Components of net periodic benefit costs:
Service costs	314	269	284
Interest costs – net	—	(18)	(31)
Curtailment/settlement gain	—	—	(15)
Net periodic benefit costs (Note 5)	314	251	238

Smart’s net consolidated pension benefit costs amounted to Php314 million, Php251 million and Php238 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Actual net gains on plan assets amounted to nil, Php205 million and Php51 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Based on the latest actuarial valuation, Smart and certain of its subsidiaries expect to contribute the amount of approximately Php260 million to the plan in 2019.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2018:

(in million pesos)
2019	75
2020	160
2021	87
2022	114
2023	147
2024 to 2060	1,360

The average duration of the defined benefit obligation at the end of the reporting period is 12 to 20 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
Rate of increase in compensation	7.3%	5.0%	5.0%
Discount rate	6.0%	5.8%	5.2%

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2018, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	(1%)	11
	1%	(6)

Future salary increases	1%	11
	(1%)	(6)

Smart’s Retirement Plan

The fund is being managed and invested by BPI Asset Management and Trust Corporation, as Trustee, pursuant to an amended trust agreement dated February 21, 2012.

The plan’s investment portfolio seeks to achieve regular income, long-term capital growth and consistent performance over its own portfolio benchmark.  In order to attain this objective, the Trustee’s mandate is to invest in a diversified portfolio of bonds and equities, both domestic and international.  The portfolio mix is kept at 60% to 90% for debt and fixed income securities, while 10% to 40% is allotted to equity securities.

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2018 and 2017:

	2018	2017
		(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	1,854	1,721
International equities	550	557
Domestic equities	333	555
Philippine foreign currency bonds	165	373
International fixed income	—	361
Total noncurrent financial assets	2,902	3,567
Current Financial Assets
Cash and cash equivalents	891	153
Receivables	1	8
Total current financial assets	892	161
Total plan assets	3,794	3,728
Employee’s share, forfeitures and mandatory reserve account	635	866
Total Plan Assets of Defined Contribution Plans	3,159	2,862

Domestic Fixed Income

Investments in domestic fixed income include Philippine peso denominated bonds, such as government securities and corporate debt securities, with fixed interest rates from 2.8% to 10.13% per annum.  Total investments in domestic fixed income amounted to Php1,854 million and Php1,721 million as at December 31, 2018 and 2017, respectively.

International Equities

Investments in international equities include mutual funds managed by Wellington and Wells Fargo equity fund.  Total investment in international equities amounted to Php550 million and Php557 million as at December 31, 2018 and 2017, respectively.

Domestic Equities

Investments in domestic equities include direct equity investments in common shares listed in the PSE.  These investments earn on stock price appreciation and dividend payments.  Total investment in domestic equities amounted to Php333 million and Php555 million as at December 31, 2018 and 2017, respectively.  This includes investment in PLDT shares with fair value of Php15 million and Php24 million as at December 31, 2018 and 2017, respectively.

Philippine Foreign Currency Bonds

Investments in Philippine foreign currency bonds include U.S. dollar denominated fixed income instruments issued by the local corporations with fixed interest rates from 4.25% to 7.38% per annum.  Total investment in Philippine foreign currency bonds amounted to Php165 million and Php373 million as at December 31, 2018 and 2017, respectively.

International Fixed Income

Investments in international fixed income include mutual funds which are invested in iShares Floating Rate Bond, which track the investment results of an index composed of U.S. dollar-denominated investment-grade floating rate bonds.  Total investments in international fixed income amounted to nil and Php361 million as at December 31, 2018 and 2017, respectively.

Cash and Cash Equivalents

This pertains to the fund’s excess liquidity in Philippine peso and U.S. dollars including investments in time deposits, money market funds and other deposit products of banks with duration or tenor less than a year.

The asset allocation of the Plan is set and reviewed from time to time by the Plan Trustees taking into account the membership profile, the liquidity requirements of the Plan and risk appetite of the Plan sponsor.  This considers the expected benefit cash flows to be matched with asset durations.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement.  To effectively manage liquidity risk, the Plan Trustees invest a portion of the fund in readily tradeable and liquid investments which can be sold at any given time to fund liquidity requirements.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE.  In order to effectively manage price risk, the Plan Trustees continuously assess these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2018 and 2017 is as follows:

	2018	2017
Investments in debt and fixed income securities and others	77%	70%
Investments in listed and unlisted equity securities	23%	30%
	100%	100%

Other Long-term Employee Benefits

On September 26, 2017, the Board of Directors of PLDT approved the TIP, which intends to provide incentive compensation to key officers, executives and other eligible participants who are consistent performers and contributors to the Company’s strategic and financial goals.  The incentive compensation will be in the form of Performance Shares, PLDT common shares of stock, which will be released in three annual grants on the condition, among others, that pre-determined consolidated core net income targets are successfully achieved over three annual performance periods from January 1, 2017 to December 31, 2019.  On September 26, 2017, the Board of Directors approved the acquisition of 860 thousand Performance Shares to be awarded under the TIP.  On March 7, 2018, the ECC of the Board approved the acquisition of additional 54 thousand shares, increasing the total Performance Shares to 914 thousand.  Metrobank, through its Trust Banking Group, is the appointed Trustee of the trust established for purposes of the TIP.  The Trustee is designated to acquire the PLDT common shares in the open market through the facilities of the PSE, and administer their distribution to the eligible participants subject to the terms and conditions of the TIP.

On December 11, 2018, the Executive Compensation Committee, or ECC, of the Board approved Management’s recommended modifications to the Plan, and partial equity and cash settled set-up will be implemented for the 2019 TIP Grant.  The estimated fair value of remaining unpurchased shares will be given out as cash award.  The fair value of the cash award relating to unpurchased shares is determined using the estimate of the fair value of the original award approved in 2017.

As at March 21, 2019, a total of 757 thousand PLDT common shares have been acquired by the Trustee, of which 204 thousand PLDT common shares have been released to the eligible participants on April 5, 2018 for the 2017 annual grant.  The TIP is administered by the ECC of the Board.  The expense accrued for the TIP amounted to Php208 million and Php827 million for the years ended December 31, 2018 and 2017, respectively, and is presented as equity reserves in our consolidated statement of financial position.  See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating Pension Benefit Costs and Other Employee Benefits and Note 5 – Income and Expenses – Compensation and Employee Benefits.